Share-Based Compensation (Details) - USD ($)										3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 18, 2024	May 23, 2024	Aug. 16, 2023	Aug. 02, 2023	May 31, 2023	Feb. 28, 2023	Jun. 14, 2022	May 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 06, 2024
Share-Based Compensation [Line Items]
Weighted-average period												1 year 2 months 12 days
2024 Global Incentive Plan [Member]
Share-Based Compensation [Line Items]
Issued shares under the plan (in Shares)																2,227,910
Restricted Stock Awards [Member] | 2020 Global Incentive Plan [Member]
Share-Based Compensation [Line Items]
Issued shares under the plan (in Shares)						2,450,855
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Number of shares authorized (in Shares)						500,000			1,575,000
														10 years
Options granted (in Shares)														717,250
Recognized stock compensation expense										$ 76,000	$ 253,000	$ 291,000	$ 641,000	$ 894,154	$ 828,860
unrecognized stock compensation expense										374,000		$ 374,000		$ 824,918
Weighted-average period												2 years 1 month 6 days		2 years
Share-Based Payment Arrangement, Option [Member] | 2020 Global Incentive Plan [Member]
Share-Based Compensation [Line Items]
												10 years
Termination term after the termination of employment of the grantee												90 days
Share-Based Payment Arrangement, Option [Member] | 2024 Global Incentive Plan [Member]
Share-Based Compensation [Line Items]
												10 years
Termination term after the termination of employment of the grantee												90 days
Restricted Stock [Member]
Share-Based Compensation [Line Items]
Recognized stock compensation expense										0	46,000	$ 0	288,000	$ 297,354	1,301,599
Unrecognized compensation expense										0		0		$ 0
Number of shares authorized grant (in Shares)
Number of shares authorized vested (in Shares)														55,735
Other grants vest period on anniversary grant date														4 years
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Termination term after the termination of employment of the grantee														90 days
Recognized stock compensation expense										288,000	$ 421,000	1,800,000	$ 782,000	$ 782,175	$ 1,406,548
Unrecognized compensation expense										$ 1,200,000		$ 1,200,000
Number of shares authorized grant (in Shares)												2,367,000		580,227
Unadjusted value			$ 5,000,000
Number of shares authorized vested (in Shares)												860,492		525,579
Number of shares authorized grant (in Shares)						2,450,855		356,851	1,950,855
Accrued accounts payable				$ 548,450
Restricted Stock Units (RSUs) [Member] | Three Executive Members [Member]
Share-Based Compensation [Line Items]
Number of shares authorized grant (in Shares)			100,000
Board of Directors [Member] | 2020 Global Incentive Plan [Member]
Share-Based Compensation [Line Items]
Number of shares authorized (in Shares)						500,000
Director [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Number of shares authorized grant (in Shares)		100,000
Number of shares authorized vested (in Shares)		50,000
Remaining units (in Shares)		50,000
Board of Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Number of shares authorized grant (in Shares)								336,538
Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Number of shares authorized vested (in Shares)					28,090		33,387
Other grants vest period on anniversary grant date							1 year
Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation [Line Items]
Number of shares authorized vested (in Shares)								48,077
Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation [Line Items]
Number of shares authorized vested (in Shares)								288,461
Advisor [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Number of shares authorized vested (in Shares)				400,000
Forecast [Member] | Director [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Number of shares authorized vested (in Shares)	50,000